Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Leases
Operating lease right-of-use assets	$ 18,251	$ 21,223		$ 16,876	$ 19,860	$ 20,380	$ 20,891	$ 27,165	$ 32,935	$ 29,915
Operating lease liabilities, net of current portion	37,223	41,417		$ 33,850	$ 38,306	$ 39,378	$ 40,409	$ 42,196	$ 43,135	$ 43,563
Operating lease costs	5,209	5,488	$ 2,726
Restructuring Plan Q3 2022
Leases
Impairment related to restructuring	1,300	16,300
ROU Assets Impairment expense	1,100	12,000	$ 0
Leasehold Improvement Impairment expense	0	4,300
Carrying Value of ROU Assets and Related Leasehold Improvements	$ 10,100	$ 12,800